Mentor Perpetual International Portfolio
Semi-Annual Report, April 30, 1998
Message from the Chairman and President
--------------------------------------------------------------------------------


It is our privilege to send you the Semi-Annual Report for the Mentor Perpetual International Portfolio for the six months ended April 30, 1998.


The international portfolio is sponsored by Mentor Investment Group, a firm that provides diversified investment management services to a broad range of investors including corporations, foundations, endowments, municipalities, public funds, and individual investors.* Seven different investment styles are
available   to   investors through Mentor,   in  both   mutual   funds   and
separately-invested portfolios.


The report that follows provides commentary from the Portfolio's management team at Perpetual, plc, the award-winning British investment firm.

                            Mentor Investment Group
                            Seven Investment Styles*

                                    [GRAPH]

                      Cash Management
                      Active Fixed Income
                      Balanced Management
                      Tactical Asset Allocation
                      Large-Capitalization Quality Growth
                      Global/International Growth Equity
                      Small/Mid-Capitalization Growth

Mentor Perpetual International Portfolio
Semi-Annual Report, April 30, 1998
Message from the Chairman and President (continued)
--------------------------------------------------------------------------------

In the commentary the managers present their perspectives on the markets and their strategies for investing your assets in international securities. Complete financial statistics for the Portfolio are also included.


Please review the information carefully. Should you have questions, please call your consultant, or call us directly, (800) 382-0016. On behalf of all of us at Mentor Investment Group, we thank you for your investment in the Mentor Perpetual International Portfolio.


Sincerely,

/s/ Daniel J. Ludeman     /s/ Paul F. Costello

Daniel J. Ludeman         Paul F. Costello
Chairman and CEO          President



[MENTOR INVESTMENT GROUP LOGO]


                              The Mentor Mission

To provide professional investment management services through a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

*Mentor Investment Advisors LLC/dba Mentor Investment Group, LLC



   For more information and prospectuses please call us, (800) 382-0016, or contact your consultant. The prospectuses contain complete information regarding fees, sales charges, and expenses. Please read them carefully before investing or sending money.

Mentor Perpetual International Portfolio
Managers' Commentary: The Global/International Management Team
April 30, 1998
--------------------------------------------------------------------------------

LOOKING BACK

Over the six-month period ended April 30, 1998, world markets continued to move ahead with the Morgan Stanley Capital International (MSCI) Europe Australia and Far East (EAFE) Index advancing 15.6% in US dollar terms.* This was despite substantial turmoil in global emerging markets toward the end of the period.


United Kingdom

Despite a quarter-point rise in UK interest rates in November - the fifth such rise in six months - the equity market began a strong rally in December. The rally continued into the new year and throughout the first quarter of 1998. The equity market was supported by strong interest from U.S. institutions, acquisitive U.S. corporations seeking English-language footholds in the new unified European market, and strong new money flows.


The Bank of England Monetary Policy Committee (MPC) faced a difficult task in deciding UK interest-rate policy, given the conflicting demands of strong wage growth, mixed data on consumer expenditure, and a manufacturing sector driven to the brink of recession by the relentless strength of British sterling. Rates were kept unchanged at both the February and March meetings of the MPC.

Europe

Following an autumn correction, European equity markets bounced back strongly in December 1997, and continued to move ahead during the first quarter of 1998. Among the peripheral countries of Europe (Ireland, Italy, Spain, etc.), domestic economies were boosted by European Monetary Unit (EMU)-driven falls in interest rates. In France the first signs of a broader-based domestic-led recovery began to appear. In core Europe, with unemployment remaining high and inflation subdued, interest rates continued at historically low levels. EMU-driven cross-border mergers and acquisitions, corporate restructuring, low interest rates, a positive liquidity situation and investors eager to enter into equity investment all provided support for equity markets that reached record highs toward the end of the period.


Japan

Concerns over the effect of low-cost Asian competition on Japanese manufacturers, and of failed Asian corporate borrowers on Japan's already beleagured banking system, led to dismal equity market performance during the final quarter of 1997. The equity market rallied during January 1998, on hopes of successful action by the government to stimulate the domestic economy. This optimism, however, gave way to gloom as the government once more proved incapable of revitalizing an economy that was slipping into recession.

Mentor Perpetual International Portfolio
Managers' Commentary: The Global/International Management Team
(continued)
--------------------------------------------------------------------------------

Asia

At the beginning of the period revelations of South Korea's foreign debt obligations followed by Indonesia's hostile reaction to proposed International Monetary Fund (IMF) reforms led to collapse of confidence in Asian equity markets and currencies. Since mid-January, markets and currencies have bounced from their oversold lows. Despite unhappiness at the austerity involved in reform programs, South Korea and Thailand have made valuable initial progress. Indonesia, however, having balked at IMF demands, remains a concern.


Despite massive currency depreciation, exports remain below their levels of a year ago, hampered by lack of finance and by the weakness of the region's principal trading partner, Japan. Asian equity markets are now discounting much of what is likely to prove a long road back to international credibility. Further progress in 1998 is likely to be modest.


Latin American

Strong performance by the world's principal equity markets has side-lined Latin American markets, which appear destined, for the time being, to remain hostage to the fortunes of Asia's equity markets.


LOOKING AHEAD**

UK

A range of data suggests that economic growth is slowing: wage rises and consumer expenditures appear to be abating, sterling strength is squeezing profitability of UK manufacturers, and this year will see the full effects of last year's increases in taxes and interest rates. The MPC has again kept interest rates on hold and, although a further rise is possible, we believe UK interest rates should trend downward during 1998. The UK bond market remains firm, merger and acquisition activity is still on the agenda, and institutional cash flow continues strong - all providing support for the UK equity market. We believe the potential exists for further modest progress from present levels, although it is unlikely to be at the brisk pace seen during the opening months of 1998.


Europe

Signs of domestic recovery are appearing in core European economies. With continued high umemployment, inflation remains low. We do not expect core interest rates to rise in the near term.


Specifically, there are two underlying economic trends that are likely to positively affect the European economy and markets going forward. First, current high unemployment combined with the convergence of interest rates among European Monetary Union participants is likely to push interest rates lower. This should particulary be the case among peripheral European economies such as Spain, Italy, and Ireland. Second, in a Europe which is 18 months to two years behind the U.S. in its economic cycle,

Mentor Perpetual International Portfolio
Managers' Commentary: The Global/International Management Team
(continued)
--------------------------------------------------------------------------------

earnings momentum remains strong. This likely combination of lower interest rates and strengthening earnings causes us to continue to view Europe very favorably as a region for investment.


Japan

Japan's new fiscal year has begun with a sharp fall in the equity market, dire warnings from the chairman of Sony and the governor of the Bank of Japan, and a downgrading of "the environment for the Japanese economy" that precipitated further weakening of the yen. The latest economic stimulus package, despite the promise of four trillion yen in tax cuts, has failed to excite investors any more than massive intervention by the Bank of Japan has succeeded in providing anything other than a transient strengthening of the yen. Poor corporate results and gloomy sentiment may carry the market lower in the short term; but the scale of the economic problems facing Japan suggests that both the government and corporate Japan will be propelled into effective action to stimulate economic growth and focus on shareholder value. We will continue to remain patient in looking for the appropriate buying opportunity.


Asia

Although countries such as Thailand and South Korea have made some progress in instituting IMF reforms, the hoped-for boom in exports has failed to materialize because of a lack of trade finance and the weak economy of the region's principal trading partner, Japan

Despite a new agreement between the IMF and Indonesia, the second $3 billion tranche of the IMF rescue support package to Indonesia has yet to be released. The commitment of president Suharto's regime to reform of the country's system of "crony capitalism" remains in doubt. The stability of Indonesia remains a concern to the region.


Following their bounce in the early months of 1998, Asian equity markets appear now to be discounting much of what may well prove to be a long road to recovery.


Latin America

Latin America offers attractive fundamentals, with positive economic statistics across the region and no evidence of capital flight. It seems almost inevitable that the region will dance to the tune of Asian developments for the foreseeable future. Latin American equity markets will find it difficult to attract significant foreign investment flows when the main equity markets of the world are performing strongly.

  * The MSCI EAFE Index with gross dividends reinvested is an unmanaged index of approximately 1,119 securities issued by companies listed on the European, Australian, and Far Eastern stock exchanges. It contains no U.S. equities and is therefore a broadly diversified proxy for international performance.


** While the managers will endeavor to invest the Portfolio in accordance with their proprietary process, there is no guarantee of investment success.

Mentor Perpetual International Portfolio
Managers' Commentary: The Global/International Management Team
(continued)
--------------------------------------------------------------------------------

                             Performance Comparison

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class A and Class B Shares and the Morgan Stanley Capital International EAFE Index.*

                                    [GRAPH]

                                             Morgan Stanley Capital
                 Class A       Class B      International EAFE Index*
12/27/96       $ 9,525.00    $10,000.00           $10,000.00
 1/31/97         9,548.00     10,048.00             9,652.34
 2/28/97         9,875.00     10,392.00             9,812.54
 3/31/97         9,890.00     10,408.00             9,850.49
 4/30/97        10,057.00     10,584.00             9,905.14
 5/31/97        10,627.00     11,144.00            10,552.16
 6/30/97        11,091.00     11,680.00            11,136.49
 7/31/97        11,357.00     11,960.00            11,318.94
 8/31/97        10,726.00     11,288.00            10,475.92
 9/30/97        11,357.00     11,936.00            11,065.13
10/31/97        10,513.00     11,048.00            10,217.04
 4/30/98        12,139.00     12,838.00            11,810.00

                      Average Annual Returns as of 4/30/98

                                   1-Year     Since Inception*
                       Class A     14.94%         15.60%
                       Class B     17.30%         17.48%

The performance data quoted in this report are historical and do not predict future investment results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance is cited as of April 30, 1998, and includes changes in share price and reinvestment of dividends and capital gains.

 * The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of approximately 1,119 securities issued by foreign companies listed on Europe, Australia & Far East (EAFE) stock exchanges. This is a total return index with gross dividends reinvested. The performance of countries and unmanaged indexes does not reflect expenses and many do not correspond to the performance of the Portfolio, which is actively managed and incurs expenses.

 + Represents a hypothetical investment of $10,000 in Mentor Perpetual International Portfolio Class A Shares, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charges = $9,425). The Class A Shares' performance assumes the reinvestment of all dividends and distributions.

++ Represents a hypothetical investment of $10,000 in Mentor Perpetual International Portfolio Class B Shares. A contingent deferred sales charge will be imposed, if applicable, on Class B Shares at rates ranging from a maximum of 4.00% of amounts redeemed during the first year following the date of purchase to 1.00% of amounts redeemed during the six-year period following the date of purchase. Class B Shares are charged a redemption fee of 4.00% on any redemption less than on year from the purchase date. The Class B Shares' performance assumes the reinvestment of all dividends and distributions.

** Reflects operations on Mentor Perpetual International Portfolio Class A and Class B Shares from the date of initial offering on 12/27/96 through 4/30/98.

Mentor Perpetual International Portfolio
Managers' Commentary: The Global/International Management Team
(continued)
--------------------------------------------------------------------------------

                             Performance Comparison

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Institutional Class Shares (Class Y) and the Morgan Stanley Capital International EAFE Index.*

                                    [GRAPH]

                          Morgan Stanley Capital
              Class Y    International EAFE Index*

 5/96        $10,000.00        $10,000.00
 6/96         10,064.00         10,058.73
 7/96          9,736.00          9,767.25
 8/96          9,816.00          9,791.18
 9/96          9,920.00         10,053.76
10/96          9,696.00          9,953.38
11/96         10,104.00         10,351.89
12/96         10,153.00         10,221.21
 1/97         10,153.00          9,865.86
 2/97         10,506.00         10,029.61
 3/97         10,522.00         10,068.40
 4/97         10,627.00         10,124.26
 5/97         11,253.00         10,785.59
 6/97         11,759.00         11,382.84
 7/97         12,049.00         11,569.33
 8/97         11,382.00         10,707.66
 9/97         12,049.00         11,309.91
10/97         11,157.00         10,443.05
 4/98         13,036.00         12,071.00

                      Average Annual Returns as of 4/30/98

            1-Year       Since Inception**
Class Y     22.67%            14.80%

The performance data quoted in this report are historical and do not predict future investment results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is cited as of April 30, 1998, and includes changes in share price and reinvestment of dividends and capital gains.
  + Represents a hypothetical investment of $10,000 in Mentor Perpetual International Portfolio Institutional Class Shares (Class Y). The Class Y Shares' performance assumes the reinvestment of all dividends and distributions.
  * The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) World Index is an unmanaged index of approximately 1,119 securities issued by companies listed on European, Australian, and Far Eastern stock exchanges. It contains no US equities and is therefore a broadly diversified proxy for international performance. This is a total return index with gross dividends reinvested. The Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. Investors cannot invest in the index. The performance of countries and unmanaged indexes does not reflect expenses and may not correspond to the performance of Mentor Perpetual International Portfolio, which is actively managed and incurs expenses.
** Reflects operations of Mentor Perpetual International Portfolio Institutional Class from the date of commencement of operations on 5/29/96 through 4/30/98.

Mentor Perpetual International Portfolio
Managers' Commentary: The Global/International Management Team
(continued)
--------------------------------------------------------------------------------

                             Performance Comparison

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class E Shares and the Morgan Stanley Capital International EAFE Index.*

                                    [GRAPH]

                               Morgan Stanley Capital
                  Class E     International EAFE Index*

1/16/98          $10,000             $10,000
1/31/98           10,313              10,460
2/28/98           11,114              11,133
3/31/98           11,806              11,479
4/30/98           11,763              11,572

                      Average Annual Returns as of 4/30/98

                 1-Year      Since Inception**
Class E           n/a             17.63%

  + Represents a hypothetical investment of $10,000 in Mentor Perpetual International Portfolio Class E Shares. The Class E Shares' performance assumes the reinvestment of all dividends and distributions.
  * The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) World Index is an unmanaged index of approximately 1,119 securities issued by companies listed on European, Australian, and Far Eastern stock exchanges. It contains no US equities and is therefore a broadly diversified proxy for international performance. This is a total return index with gross dividends reinvested. The Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. Investors cannot invest in the index. The performance of countries and unmanaged indexes does not reflect expenses and may not correspond to the performance of Mentor Perpetual International Portfolio, which is actively managed and incurs expenses.
** Reflects operations of Mentor Perpetual International Portfolio Class E from the date of commencement of operations on 1/16/98 through 4/30/98.

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                                     Percent of Net Assets     Shares     Market Value
                                                    -----------------------   --------   -------------
Preferred Stock                                      0.11%
--------------------------------------------------- -----
Brazil
 CESP CIA Energ SAO (cost $105,315)                                             8,400     $  113,001
---------------------------------------------------                             -----     ----------
Common Stocks                                       91.09%
--------------------------------------------------- -----
Argentina                                                           0.42%
 Banco Rio de la Plata SA                                                       8,260        113,575
 Perez Company SA                                                               8,240         99,716
 Siderar-                                                                       2,900        114,158
 Telefonica de Argentina SA-                                                    2,860        110,289
---------------------------------------------------                             -----     ----------
                                                                                             437,738
                                                                                          ----------
Belgium                                                             0.70%
 G.I.B. Group SA-                                                              15,000        736,842
---------------------------------------------------                            ------     ----------
Brazil                                                              1.31%
 Brazil Fund, Inc.-                                                             4,520        102,830
 Cemig Energetic (a)-                                                             270         12,981
 Electrobras - Centrais Eletricas Brasileiras SA-                               6,040        135,686
 Companhia Cervejaria Brahma-                                                   6,600         87,038
 Companhia Energetica de Minais Gerais-                                         2,290        110,094
 Companhia Paranaense de Energia-Copel-                                         7,400        105,450
 Pao de Acucar #                                                                4,630        123,842
 Petroleo Brasileiro SA-                                                        5,500        139,180
 Telecomunicacoes Brasileiras-                                                  2,700        328,894
 Unibanco #                                                                     2,850        113,288
 Vale do Rio Doche-                                                             4,720        113,459
---------------------------------------------------                            ------     ----------
                                                                                           1,372,742
                                                                                          ----------

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                       Percent of Net Assets      Shares    Market Value
                                       -----------------------   --------   -------------
Common Stocks (continued)
--------------------------------------------------------------------------------------------

                                           -

                                                                 ------     ---------
Chile                                   0.41%
 Chilectra SA-                                                     4,250     $  115,273
 Embotelladora Andina-*                                            4,830        108,977
 Enersis SA-                                                       3,500        103,031
 Telecomunicaciones de Chile-                                      4,130        103,508
--------------------------------------                           -------    -----------
                                                                                430,789
                                                                            -----------
China                                   0.24%
 Huaneng Power International, Inc.-*                              11,500        253,000
--------------------------------------                           -------    -----------
Croatia                                 0.11%
 Pliva d.d. #                                                      5,000         84,625
 Zagrebacka Banka d.d. *                                           1,100         28,930
--------------------------------------                           -------    -----------
                                                                                113,555
                                                                            -----------
Finland                                 2.96%
 Huhtamaki                                                        15,230        880,516
 Nokia Oy                                                         33,010      2,217,449
--------------------------------------                           -------    -----------
                                                                              3,097,965
                                                                            -----------
France                                 11.32%
 Accor SA                                                          2,400        653,693
 Atos SA                                                           2,440        407,511
 Axa                                                              10,400      1,220,174
 Compagnie Financiere de Paribas-                                 14,500      1,542,169
 Elf Aquitane SA                                                  14,425      1,891,371
 Entrelec *                                                        3,000        163,523
 Genset SA-*                                                      20,000        602,500
 Generale Des Eaux                                                   400         74,317
 Groupe SEB SA                                                     1,320        206,199
 ISIS *                                                            3,600        432,538
 Pinault - Printemps - Redoute SA                                  2,000      1,488,326

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                          Percent of Net Assets       Shares     Market Value
                          -----------------------   ----------   -------------
Common Stocks (continued)
---------------------------------------------------------------------------------

                              -

                                                    -------      ----------
France (continued)


 Schneider SA                                         20,000      $ 1,495,638
 Serp Recyclage*                                       3,809          373,462
 Total - Class B                                      11,000        1,307,021
-------------------------                           --------     ------------
                                                                   11,858,442
                                                                 ------------
Germany                    3.26%
 Allianz AG                                            3,400        1,049,722
 Allianz AG - Warrants*                                  100           30,596
 Hochtief AG                                           4,460          186,247
 Porsche AG                                              335          844,961
 Viag AG                                               2,550        1,301,125
-------------------------                           --------     ------------
                                                                    3,412,651
                                                                 ------------
Great Britain             21.69%
 Abbey National PLC                                   35,000          651,522
 Arcadia Group PLC                                    37,750          297,446
 ASDA Group PLC                                      107,000          359,257
 BAA PLC                                              57,000          584,865
 Barclays PLC                                         15,000          430,752
 Bass PLC                                             26,785          515,176
 BAT Industries PLC                                   57,400          548,169
 Billiton PLC                                        120,000          344,702
 British Aerospace PLC                                14,000          469,237
 British Airways                                      56,000          588,185
 British Biotech*                                    190,000          189,871
 Burmah Castrol                                       25,000          517,639
 Celltech PLC *                                       24,000          137,479
 Centrica *                                          180,200          311,933
 Commercial Union                                     37,563          697,976
 Dalgety                                              95,000          622,045

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                    Percent of Net Assets       Shares     Market Value
                                    -----------------------   ----------   -------------
Common Stocks (continued)
-------------------------------------------------------------------------------------------

Great Britain (continued)


 Debenhams PLC                                                  37,500        $246,171
 Diageo PLC                                                     14,560         173,992
 Emap PLC                                                       30,000         611,633
 Enterprise Oil                                                 45,500         418,543
 Glaxo Wellcome                                                 23,800         673,509
 Granada Group                                                  31,000         533,511
 Great Universal Stores PLC                                     24,000         366,278
 Greenalls Group PLC                                            50,000         405,581
 Hambro Countrywide PLC                                        100,000         223,279
 HSBC Holdings PLC                                              30,000         883,080
 III Group PLC                                                  38,500         379,264
 Imperial Chemical Industries PLC                               30,000         543,897
 Inchcape PLC                                                   70,000         260,492
 Lloyds TSB Group                                               47,000         705,502
 Medeva                                                        123,300         366,039
 National Westminster                                           22,600         452,448
 Northern Foods PLC                                             60,000         222,275
 PowerGen PLC                                                   26,000         354,185
 Prudential Corporation PLC                                     27,000         382,936
 Rank Group PLC                                                 90,000         583,661
 Reckitt & Colman PLC                                           15,000         302,053
 Rolls-Royce                                                   135,000         635,027
 Safeway                                                        40,882         242,732
 Scotia Holdings                                                30,000         188,909
 Smith Group                                                    25,000         233,105
 SmithKline Beecham PLC                                         47,000         563,223
 Spirax-Sarco Engineering PLC                                   30,000         328,646
 Stakis PLC                                                    240,000         517,806
 Standard Chartered                                             51,500         790,708
 Tate & Lyle PLC                                                37,400         304,939
 Tesco PLC                                                      43,300         406,996
 United News & Media PLC                                        42,000         568,282
 United Utilities                                               46,300         646,597

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                               Percent of Net Assets       Shares     Market Value
                                               -----------------------   ----------   -------------
Common Stocks (continued)
------------------------------------------------------------------------------------------------------

Great Britain (continued)


 UTD Assurance Group CNV                                                   15,000      $     2,007
 Vickers                                                                  115,000          453,917
 Whitbread PLC                                                             27,500          478,335
----------------------------------------------                           --------     ------------
                                                                                        22,715,812
                                                                                      ------------
Greece                                         0.26%
 Alpha Credit Bank                                                            550           58,028
 Ergo Bank SA                                                                 900           84,771
 Hellenic Telecommunications Organization                                   2,100           60,141
 Titan Cement Company                                                         750           64,198
----------------------------------------------                           --------     ------------
                                                                                           267,138
                                                                                      ------------
Hong Kong                                      5.56%
 Bank of East Asia                                                        275,000          495,096
 Cheung Kong Holdings                                                      32,000          212,686
 China Foods Holdings *                                                   240,000           84,403
 China Light & Power                                                       32,000          153,630
 China Overseas Land & Investment                                         800,000          183,778
 China Telecom *                                                          120,000          227,657
 Citic Pacific, Limited                                                   120,000          368,587
 Elec & Eltek International Company, Limited                              340,000           96,535
 First Tractor Company                                                    360,000          200,942
 GZI Transport, Limited                                                   300,000           96,793
 GZI Transport - Warrants                                                  16,000              285
 Hang Seng Bank, Limited                                                   36,000          303,155
 HKR International, Limited                                               420,800          252,529
 Hong Kong & China Gas                                                    154,000          209,679
 Hong Kong & China Gas WT99                                                 7,000                -
 Hong Kong Electric                                                        80,000          245,725
 Hong Kong Telecom                                                         53,029           99,235
 HSBC Holdings PLC                                                         36,685        1,046,323
 Hutchison Whampoa, Limited                                                40,000          247,274
 Legend Holdings, Limited *                                               220,000           94,405

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                         Percent of Net Assets       Shares     Market Value
                                         -----------------------   ----------   -------------
Common Stocks (continued)
------------------------------------------------------------------------------------------------

Hong Kong (continued)


 National Mutual Asia, Limited                                      240,000      $  192,037
 New World Development                                              140,675         400,321
 New World Infrastructure*                                           60,000         128,928
 Road King Infrastructure, Limited                                  323,544         300,641
 Union Bank of Hong Kong, Limited                                   160,000         182,745
----------------------------------------                           --------     -----------
                                                                                  5,823,389
                                                                                -----------
Hungary                                  0.29%
 Demasz Rt #                                                          2,100          36,645
 Magyar Olaj-es Gazipari Rt #                                         1,500          45,788
 Matav Rt -                                                           4,500         132,750
 OTP Bank Sp #                                                          900          43,200
 Richter Gedeon Rt #                                                    400          44,000
----------------------------------------                           --------     -----------
                                                                                    302,383
                                                                                -----------
India                                    0.34%
 Hindalco Industries, Limited *                                       4,000          78,000
 Mahanagar Telephone Nigam, Limited #*                                6,000          93,300
 Tata Electric #                                                        800         180,000
----------------------------------------                           --------     -----------
                                                                                    351,300
                                                                                -----------
Indonesia                                0.06%
 PT Bat Indonesia                                                    20,000          64,198
----------------------------------------                           --------     -----------
Ireland                                  3.66%
 Bank of Ireland                                                     71,300       1,451,263
 CRH PLC                                                             80,000       1,137,969
 Elan Corporation PLC *                                              20,000       1,242,500
----------------------------------------                           --------     -----------
                                                                                  3,831,732
                                                                                -----------

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                              Percent of Net Assets       Shares     Market Value
                                              -----------------------   ----------   -------------
Common Stocks (continued)
-----------------------------------------------------------------------------------------------------

Italy                                          8.08%
 Assicurazioni Generali                                                   43,500      $ 1,308,806
 Gruppo Editoriale L'Espresso                                             75,000          622,354
 Instituto Mobiliare Italiano                                             86,000        1,407,846
 Instituto Nazionale delle Assicurazioni                                 200,000          597,798
 Telecom Italia Mobile                                                   253,500        1,334,466
 Telecom Italia SPA                                                      480,000        3,192,887
---------------------------------------------                           --------     ------------
                                                                                        8,464,157
                                                                                     ------------
Japan                                         12.24%
 Aoyamma Trading Company, Limited                                         50,000        1,147,350
 Daiwa House Industry Company, Limited                                   150,000        1,207,539
 Daiwa Securities *                                                       14,500        1,128,541
 Kirin Brewery Company, Limited                                          130,000        1,129,669
 Kyocera Corporation                                                      25,000        1,305,346
 Nippon Steel Corporation *                                              675,000        1,081,706
 Nippon Telegraph & Telephone Corporation *                                1,300        1,134,560
 Sumitomo Marine & Fire                                                  208,000        1,234,714
 Sumitomo Warehouse Company, Limited                                     250,000        1,025,091
 Tokyo Electric Power                                                     67,000        1,277,847
 Toyoda Automatic Loom Works, Limited                                     65,000        1,144,340
---------------------------------------------                           --------     ------------
                                                                                       12,816,703
                                                                                     ------------
Korea                                          0.05%
 Atlantis Korean Company*                                                  5,000           30,450
 Schroder Korea Fund*                                                      7,000           25,375
---------------------------------------------                           --------     ------------
                                                                                           55,825
                                                                                     ------------
Luxembourg                                     0.13%
 Elektrim SA                                                             200,000          136,971
---------------------------------------------                           --------     ------------

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                     Percent of Net Assets       Shares     Market Value
                                     -----------------------   ----------   -------------
Common Stocks (continued)
--------------------------------------------------------------------------------------------

Malaysia                             0.69%
 Boustead Holdings Berhad                                        10,000      $    8,252
 IOI Corporation Berhad                                         300,000         225,050
 Magnum Corporation Berhad                                      360,000         241,125
 Nanyang Press Berhad                                             8,000           7,459
 Petronas Dagangan Berhad                                        80,000          91,306
 Powertek Berhad                                                120,000         150,462
------------------------------------                           --------     -----------
                                                                                723,654
                                                                            -----------
Mexico                               1.38%
 ALFA SA                                                         17,000          92,314
 Cemex SA -*                                                     10,250         121,702
 Cifra SA -                                                       7,020         123,208
 DESC SA -                                                        3,782         108,969
 Empresas La Moderna SA -                                         4,750          95,297
 Fomento Economico Mexicano - (a)                                14,440         111,240
 Grupo Carso SA -                                                 9,390         119,455
 Grupo Fin Bancomer -* (a)                                        9,950         118,405
 Grupo Televisa #*                                                3,180         125,109
 Kimberly-Clark de Mexico SA -                                    4,260         103,305
 Panamerican Beverages - Class A *                                2,690         107,264
 Telefono de Mexico-Class L -                                     3,900         220,838
------------------------------------                           --------     -----------
                                                                              1,447,106
                                                                            -----------
Netherlands                          2.84%
 Baan Company NV *                                               20,000         875,414
 IHC Caland NV                                                    3,000         174,489
 Ispat International NV*                                         21,300         606,796
 Royal Dutch Petroleum Company                                    6,476         357,126
 Vendex International NV                                         15,000         961,472
------------------------------------                           --------     -----------
                                                                              2,975,297
                                                                            -----------
Peru                                 0.12%
 Telefonica del Peru SA -                                         5,900         130,538
------------------------------------                           --------     -----------

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                       Percent of Net Assets       Shares     Market Value
                                       -----------------------   ----------   -------------
Common Stocks (continued)
----------------------------------------------------------------------------------------------

Philippines                            0.14%
 Ayala Corporation                                                 37,500      $   16,537
 Benpres Holdings #*                                               29,000          94,250
 Benpres                                                           11,600          39,730
--------------------------------------                           --------     -----------
                                                                                  150,517
                                                                              -----------
Poland                                 0.12%
 Big Bank Gdanski SA #                                              5,400         122,040
--------------------------------------                           --------     -----------
Singapore                              0.79%
 City Developments, Limited                                        20,000          86,517
 GP Batteries International, Limited                               53,000         146,599
 Keppel Corporation, Limited                                       60,000         161,415
 Marco Polo Developments, Limited                                  80,000         101,547
 Overseas Chinese Bank*                                            20,000         105,463
 Overseas Union Bank, Limited                                      60,000         227,344
--------------------------------------                           --------     -----------
                                                                                  828,885
                                                                              -----------
Spain                                  4.71%
 Baron de Ley*                                                     30,000         917,675
 Continente SA                                                     32,605         767,529
 Prosegur CIA de Seguridad SA                                      98,294       1,237,497
 Telefonica de Espana SA                                           18,000         750,664
 Viscofan Envolturas Celulosicas SA                                31,010       1,260,693
--------------------------------------                           --------     -----------
                                                                                4,934,058
                                                                              -----------
Sweden                                 4.20%
 Astra AB - Class A                                                90,000       1,846,857
 BPA AB                                                           115,000         316,134
 Celsius AB - Class B                                               6,500         144,290

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                                                             Shares or
                                                                             Principal
                                                   Percent of Net Assets      Amount      Market Value
                                                  -----------------------   ----------   -------------
Common Stocks (continued)
-------------------------------------------------
Sweden (continued)
 Securitas AB - Class B                                                       11,940     $  439,180
 Svenska Handelsbanken - Class A                                              36,580      1,657,083
-------------------------------------------------                             ------     ----------
                                                                                          4,403,544
                                                                                         ----------
Switzerland                                       2.72%
 Credit Suisse Group                                                           3,000        659,121
 Jelmoli Holding AG                                                              360        412,250
 Nestle SA                                                                       220        426,230
 Schwetz Bankgesellschaft - Class B                                              595        957,071
 Zurich Versicherungs - Gesellschaft                                             650        395,539
-------------------------------------------------                             ------     ----------
                                                                                          2,850,211
                                                                                         ----------
Taiwan                                            0.06%
 Taipei Fund *                                                                     4         40,500
 Taiwan Semiconductor -                                                        1,000         24,344
-------------------------------------------------                             ------     ----------
                                                                                             64,844
                                                                                         ----------
Thailand                                          0.14%
 Bangkok Bank                                                                 59,900        150,721
-------------------------------------------------                             ------     ----------
Venezuela                                         0.08%
 Compania Anonima Nacional Telefonos -                                         2,670         89,445
-------------------------------------------------                             ------     ----------
Total Common Stocks (cost $84,133,986)                                                   95,414,192
-------------------------------------------------                                        ----------
Corporate Bond                                    0.03%
------------------------------------------------- ----
 Scotia Holdings, 8.50%, 3/26/02 (cost $13,663)                              $19,000         36,624
-------------------------------------------------                            -------     ----------
Total Long-Term Investments (cost $84,252,964)                                           95,563,817
-------------------------------------------------                                        ----------

Mentor Perpetual International Portfolio
Portfolio of Investments
April 30, 1998 (Unaudited)


                                                                         Principal
                                              Percent of Net Assets        Amount        Market Value
                                             -----------------------   -------------   ---------------
Short-Term Investment                                   7.45%
--------------------------------------------          ------
Repurchase Agreement
 Goldman Sachs & Company
   Dated  4/30/98,  5.54%,  due  5/01/98,
   collateralized  by Federal  Home Loan
   Mortgage Corporation, $7,873,065, 7.00%,
   2/01/28, market value $7,966,557,
   (cost $7,801,954)                                                   $7,801,954      $  7,801,954
--------------------------------------------                           ----------      ------------
Total Investments (cost $92,054,918)                   98.68%                           103,365,771
--------------------------------------------          ------                           ------------
Other Assets less Liabilities                           1.32%                             1,383,317
--------------------------------------------          ------                           ------------
Net Assets                                            100.00%                          $104,749,088
--------------------------------------------          ------                           ------------

     * Non-income producing.
     - American Depository Receipts.
(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
     # Global Depository Receipts.
@ International Depository Receipts.



Investment Transactions
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $66,108,646 and $43,324,119, respectively.



Income Tax Information
At April 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $92,054,918. Net unrealized appreciation aggregated $11,310,853, of which $14,426,117, related to appreciated investment securities and $3,115,264, related to depreciated investment securities.


See notes to financial statements.

Mentor Perpetual International Portfolio
Statement of Assets and Liabilities
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Assets
 Investments, at market value (Note 2)
  Investment securities                                                                  $ 95,563,817
  Repurchase agreements                                                                     7,801,954
-----------------------------------------------------------------------------------      ------------
   Total investments (cost $92,054,918)                                                   103,365,771
-----------------------------------------------------------------------------------      ------------
 Cash                                                                                          13,218
 Collateral for securities loaned (Note 2)                                                 15,746,493
 Receivables
  Fund shares sold                                                                            815,479
  Dividends and interest                                                                      883,074
  Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                 116
 Deferred expenses, net (Note 2)                                                               16,050
 Other                                                                                         50,000
-----------------------------------------------------------------------------------      ------------
   Total assets                                                                           120,890,201
-----------------------------------------------------------------------------------      ------------
Liabilities
 Payables
  Investments purchased                                                                       329,927
  Securities loaned (Note 2)                                                               15,746,493
  Fund shares redeemed                                                                         43,851
  Unrealized depreciation on forward foreign currency exchange contracts (Note 6)              14,564
 Accrued expenses and other liabilities                                                         6,278
-----------------------------------------------------------------------------------      ------------
   Total liabilities                                                                       16,141,113
-----------------------------------------------------------------------------------      ------------
Net Assets                                                                               $104,749,088
-----------------------------------------------------------------------------------      ------------
Net Assets represented by: (Note 2)
 Additional paid-in capital                                                              $ 92,787,448
 Accumulated undistributed net investment income                                              281,039
 Accumulated net realized gain on investment transactions                                     383,823
 Net unrealized appreciation of investments                                                11,296,778
-----------------------------------------------------------------------------------      ------------
Net Assets                                                                               $104,749,088
-----------------------------------------------------------------------------------      ------------
Net Asset Value per Share
 Class A Shares                                                                          $      16.08
 Class B Shares                                                                          $      15.99
 Class E Shares                                                                          $      16.15
 Class Y Shares*                                                                         $      16.16
Offering Price per Share
 Class A Shares                                                                          $      17.06(a)
 Class B Shares                                                                          $      15.99
 Class E Shares                                                                          $      16.15
 Class Y Shares*                                                                         $      16.16
Shares Outstanding
 Class A Shares                                                                             2,972,450
 Class B Shares                                                                             2,235,132
 Class E Shares                                                                               148,023
 Class Y Shares*                                                                            1,164,664
-----------------------------------------------------------------------------------      ------------
   Total Shares Outstanding                                                                 6,520,269
-----------------------------------------------------------------------------------      ------------

(a) Computation of offering price: 100/94.25 of net asset value.
* Represents Institutional Class.


See notes to financial statements.

Mentor Perpetual International Portfolio
Statement of Operations
Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


Investment income
 Dividends (b)                                                                   $   722,649
 Interest                                                                            151,537
------------------------------------------------------------------------------   -----------
   Total investment income (Note 2)                                                  874,186
------------------------------------------------------------------------------   -----------
Expenses
 Management fee (Note 3)                                                             412,093
 Distribution fee (Note 3)                                                            94,317
 Shareholder service fee (Note 5)                                                     82,068
 Custodian and accounting fees (Note 3)                                               44,640
 Transfer agent fee (Note 3)                                                          30,887
 Registration expenses                                                                18,151
 Shareholder reports and postage expenses                                              8,736
 Administration fee (Note 4)                                                           6,444
 Organizational expenses                                                               1,969
 Legal fees                                                                            1,038
 Audit fees                                                                              515
 Directors' fees and expenses                                                            456
 Miscellaneous                                                                           455
------------------------------------------------------------------------------   -----------
   Total expenses                                                                    701,769
------------------------------------------------------------------------------   -----------
Deduct
 Waiver of management fee (Note 3)                                                   112,129
------------------------------------------------------------------------------   -----------
Net investment income                                                                284,546
------------------------------------------------------------------------------   -----------
Realized and unrealized  gain on investments and foreign  currency  transactions
 Net realized gain on investments and foreign currency related
   transactions (Note 2)                                                             436,434
 Change in unrealized appreciation (depreciation) on investments and
   foreign currency related transactions                                          12,880,325
------------------------------------------------------------------------------   -----------
 Net gain on investments                                                          13,316,759
------------------------------------------------------------------------------   -----------
 Net increase in net assets resulting from operations                            $13,601,305
------------------------------------------------------------------------------   -----------

(b) Net of withholding taxes of $93,878.


See notes to financial statements.

Mentor Perpetual International Portfolio
Statements of Changes in Net Assets



                                                                Six Months
                                                              Ended 4/30/98       Year Ended
                                                               (Unaudited)         10/31/97
                                                             ---------------   ---------------
Net Increase in Net Assets
Operations
 Net investment income                                        $    284,546     $   193,577
 Net realized gain on investments and foreign currency
   related transactions (Note 2)                                   436,434         177,630
 Change in unrealized appreciation (depreciation) on
   investments and foreign currency related transactions        12,880,325      (1,434,574)
----------------------------------------------------------    ------------     -----------
 Net increase in net assets resulting from operations           13,601,305      (1,063,367)
----------------------------------------------------------    ------------     -----------
Distributions to Shareholders
 From net investment income
   Class Y*                                                        (11,600)        (36,772)
 From net realized gain on investments
   Class A                                                        (129,155)              -
   Class B                                                         (80,300)              -
   Class Y*                                                        (58,000)              -
----------------------------------------------------------    ------------     -----------
   Total distributions to shareholders                            (279,055)        (36,772)
----------------------------------------------------------    ------------     -----------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                   27,875,537      62,103,256
 Reinvested distributions                                          273,052          36,772
 Shares redeemed                                                (5,415,662)     (1,087,432)
----------------------------------------------------------    ------------     -----------
 Change in net assets resulting from capital share
   transactions                                                 22,732,927      61,052,596
----------------------------------------------------------    ------------     -----------
Increase in net assets                                          36,055,177      59,952,457
Net Assets
 Beginning of period                                            68,693,911       8,741,454
----------------------------------------------------------    ------------     -----------
 End of period (including accumulated undistributed net
   investment income of $281,039 and $8,093,
   respectively)                                              $104,749,088     $68,693,911
----------------------------------------------------------    ------------     -----------

* Represents Institutional Class.


See notes to financial statements.

Mentor Perpetual International Portfolio
Financial Highlights
Class A Shares


                                                                Six Months            Period
                                                              Ended 4/30/98           Ended
                                                               (Unaudited)         10/31/97 (b)
                                                            -----------------   -----------------
Per Share Operating Performance
Net asset value, beginning of period                           $  13.83            $  12.53
---------------------------------------------------------      --------            --------
Income from investment operations
 Net investment income                                             0.06                0.01
 Net realized and unrealized gain on investments                   2.24                1.29
---------------------------------------------------------      --------            --------
 Total from investment operations                                  2.30                1.30
Less distributions
 From net realized capital gain                                   (0.05)                  -
---------------------------------------------------------      ---------           ---------
 Total distributions                                              (0.05)                  -
---------------------------------------------------------      ---------           ---------
Net asset value, end of period                                 $   16.08            $  13.83
---------------------------------------------------------      ---------           ---------
Total Return*                                                      16.69%              10.38%
---------------------------------------------------------      ---------           ---------
Ratios / Supplemental Data
Net assets, end of period (in thousands)                       $  47,792           $  33,213
Ratio of expenses to average net assets                             1.35%(a)            1.35%(a)
Ratio of expenses to average net asset excluding waiver             1.92%(a)            1.92%(a)
Ratio of net investment income to average net assets                0.85%(a)            0.71%(a)
Portfolio turnover rate                                               54%                107%
Average commission rate on portfolio transactions           $     0.0275        $     0.0150
---------------------------------------------------------   ------------        ------------

(a) Annualized.
(b) For the period from December 27, 1996 (initial offering of Class A Shares) to October 31, 1997.
     * Total return does not reflect sales commissions and is not annualized.


See notes to financial statements.

Mentor Perpetual International Portfolio
Financial Highlights
Class B Shares


                                                                Six Months            Period
                                                              Ended 4/30/98           Ended
                                                               (Unaudited)         10/31/97 (c)
                                                            -----------------   -----------------
Per Share Operating Performance
Net asset value, beginning of period                           $  13.81            $  12.53
---------------------------------------------------------      --------            --------
Income from investment operations
 Net investment income                                             0.02                   -
 Net realized and unrealized gain on investments                   2.21                1.28
---------------------------------------------------------      --------            ---------
 Total from investment operations                                  2.23                1.28
---------------------------------------------------------      --------            ---------
Less distributions
 From net realized capital gain                                   (0.05)                  -
---------------------------------------------------------      ---------           ---------
 Total distributions                                              (0.05)                  -
---------------------------------------------------------      ---------           ---------
Net asset value, end of period                                 $  15.99            $  13.81
---------------------------------------------------------      ---------           ---------
Total Return*                                                     16.20%              10.22%
---------------------------------------------------------      ---------           ---------
Ratios / Supplemental Data
Net assets, end of period (in thousands)                       $ 35,749           $  19,371
Ratio of expenses to average net assets                            2.10%(a)            2.10%(a)
Ratio of expenses to average net asset excluding waiver            2.65%(a)            2.65%(a)
Ratio of net investment income to average net assets               0.12%(a)            0.04%(a)
Portfolio turnover rate                                              54%                107%
Average commission rate on portfolio transactions             $  0.0275        $     0.0150
---------------------------------------------------------   ------------        ------------

(a) Annualized.
(c) For the period from December 27, 1996 (initial offering of Class B Shares) to October 31, 1997.
     * Total return does not reflect sales commissions and is not annualized


See notes to financial statements.

Mentor Perpetual International Portfolio
Financial Highlights
Class E Shares


                                                                  Period
                                                             Ended 4/30/98 (d)
                                                                (Unaudited)
                                                            ------------------
Per Share Operating Performance
Net asset value, beginning of period                            $  13.73
---------------------------------------------------------       --------
Income from investment operations
 Net investment income                                              0.04
 Net realized and unrealized gain on investments                    2.38
---------------------------------------------------------       --------
 Total from investment operations                                   2.42
---------------------------------------------------------       --------
Net asset value, end of period                                  $  16.15
---------------------------------------------------------       --------
Total Return*                                                      17.63%
---------------------------------------------------------       --------
Ratios / Supplemental Data
Net assets, end of period (in thousands)                        $  2,390
Ratio of expenses to average net assets                             1.35%(a)
Ratio of expenses to average net asset excluding waiver             1.48%(a)
Ratio of net investment income to average net assets                0.95%(a)
Portfolio turnover rate                                               54%
Average commission rate on portfolio transactions            $    0.0275
---------------------------------------------------------    ------------

(a) Annualized.
(d) For the period from January 16, 1998 (commencement of operations) to April 30, 1998.
     * Total return does not reflect sales commissions and is not annualized.


See notes to financial statements.

Mentor Perpetual International Portfolio
Financial Highlights
Class Y Shares*


                                                                Six Months          Year             Period
                                                              Ended 4/30/98         Ended            Ended
                                                               (Unaudited)        10/31/97        10/31/96 (e)
                                                            -----------------   ------------   -----------------
Per Share Operating Performance
Net asset value, beginning of period                           $  13.89         $  12.12          $  12.50
---------------------------------------------------------      --------         ---------         --------
Income from investment operations
 Net investment income                                             0.08             0.15              0.04
 Net realized and unrealized gain (loss) on investments            2.25             1.67             (0.42)
---------------------------------------------------------      --------         ---------         ---------
 Total from investment operations                                  2.33             1.82             (0.38)
---------------------------------------------------------      --------         ---------         ---------
Less distributions
 From net investment income                                       (0.01)           (0.05)               -
 From net realized capital gain                                   (0.05)               -                -
---------------------------------------------------------      ---------        ----------        ---------
 Total distributions                                              (0.06)           (0.05)               -
---------------------------------------------------------      ---------        ----------        ---------
Net asset value, end of period                                 $  16.16         $  13.89          $  12.12
---------------------------------------------------------      ---------        ----------        ---------
Total Return**                                                    16.84%           15.07%            (3.04%)
---------------------------------------------------------      ---------        ----------        ---------
Ratios / Supplemental Data
Net assets, end of period (in thousands)                       $ 18,818        $  16,110       $    8,741
Ratio of expenses to average net assets                            1.10%(a)         1.10%             1.10%(a)
Ratio of expenses to average net asset excluding waiver            1.74%(a)         1.74%             1.75%(a)
Ratio of net investment income to average net assets               1.09%(a)         1.20%             0.89%(a)
Portfolio turnover rate                                              54%             107%               59%
Average commission rate on portfolio transactions           $    0.0275        $  0.0150     $     0.0295
---------------------------------------------------------   ------------        ----------     ------------

(a) Annualized.
(e) For the period from May 29, 1996 (commencement of operations) to October 31, 1996.
     * Represents Institutional Class.
    ** Total return does not reflect sales commissions and is not annualized.


See notes to financial statements.

Mentor Perpetual International Portfolio
Notes to Financial Statements
April 30, 1998 (Unaudited)

Note 1: Organization
Mentor Institutional Trust ("Trust") was organized on February 8, 1994, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of four separate diversified portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at April 30, 1998:


       Mentor U.S. Government
           Cash Management Portfolio ("Cash Management Portfolio") Mentor Fixed-Income Portfolio
           ("Fixed-Income Portfolio")
       Mentor Perpetual International
           Portfolio ("International Portfolio")
       SNAP Fund


The assets of each Portfolio of the Trust are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


These financial statements include only the International Portfolio.

The Portfolio currently issues four classes of shares. Class A shares are sold subject to a maximum sales charge of 5.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held. Class E shares and the Institutional Class (Class Y) shares are not subject to any sales charges.


Note 2: Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

(a) Valuation of Securities


Listed securities held by the Portfolio traded on national securities exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by the Board of Trustees of the Portfolio as the primary market. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price.

Foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange, purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains/losses are a component of unrealized appreciation/depreciation of investments.

(b) Repurchase Agreements
It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

(c) Portfolio Securities Loaned
The Portfolio is authorized by the Board of Trustees to participate in securities lending transactions.


The Portfolio may receive fees for participating in lending securities transactions. During the period that a security is out on loan, Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Portfolio records an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Portfolio. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Portfolio.


At April 30, 1998, the Portfolio had loaned securities to brokers which were collateralized by cash and letter of credit. Income from securities lending activities amounted to $25,465 for the six months ended April 30, 1998. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At April 30, 1998, the market value of the securities on loan and the related collateral were as follows:



  Securities          Cash         Securities
    On Loan        Collateral      Collateral
--------------   --------------   -----------
$14,222,845      $15,746,493      $225,621


(d) Security Transactions and Interest Income
Security transactions for the Portfolio are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Dividends are recorded on ex-dividend date. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.


(e) Expenses
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Trust expenses are allocated among the Portfolios in proportion to their relative net assets.

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

(f) Federal Taxes
No provision for federal income taxes has been made since it is the Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


(g) Deferred Expenses
Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


(h) Distributions
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sales.


Note 3: Dividends
Dividends are declared and paid annually by the Portfolio. Capital gains realized by the Portfolio, if any, will be distributed annually.


Note 4: Investment Management and Administration Agreements The Portfolio has entered into an Investment Advisory Agreement with Mentor Perpetual Advisors, LLC ("Mentor Perpetual"). Mentor Perpetual is owned equally by Mentor Investment Advisors, LLC and Perpetual plc., a diversified financial services holding company. Under this agreement, Mentor Perpetual's management fee is accrued daily and paid monthly at an annual rate of 1.00% applied to the average daily net assets of the Portfolio. For the six months ended April 30, 1998, Mentor Perpetual earned advisory fees of $412,093 and waived $112,129 of those fees.


Mentor Investment Group, LLC ("Mentor") provides administrative personnel and services to the Portfolio, pursuant to an Administration Agreement. Mentor receives no compensation for such services. Mentor is a partially owned subsidy of Wheat First Union. EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

Note 5: Distribution Agreement and Other Transactions with Affiliates The Portfolio has adopted a Distribution Plan ("the Plan") with respect to its Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under a Distribution Agreement between the Portfolio and Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., Mentor Distributors was appointed distributor of the Portfolio. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolio pays a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolio's average daily net assets.


Mentor Distributors may select financial institutions, such as investment dealers and banks to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolio. Financial institutions will receive fees from Mentor Distributors based upon Class B shares owned by their clients or customers.

The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A, Class B shares and Class E shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolio to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of Class A, Class B or Class E shares of the Portfolio. In return for providing these support services, a financial institution may receive payments from the Portfolio at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares.


Presently, the Portfolio's class specific expenses are limited to expenses incurred by a class of shares pursuant to its respective Distribution Plan. For the period ended April 30, 1998, distribution fees and shareholder servicing fees were as follows:



 Distribution       Shareholder Servicing Fees
     Fees         Class A     Class B     Class E
--------------   ---------   ---------   --------
$94,317          $49,053     $31,439     $1,576

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

Note 6: Forward Foreign Currency Exchange Contracts
In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Portfolio may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time International Portfolio may enter into contracts to hedge certain foreign currency assets. Contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net gain (loss) on investments and forward foreign currency exchange contracts. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract. At April 30, 1998, the Portfolio had outstanding forward contracts as set forth below.



                                                                                        Unrealized
                                     Contracts to                     In Exchange     Appreciation/
        Settlement Date            Deliver/Receive        Value           For         (Depreciation)
-------------------------------   -----------------   ------------   -------------   ---------------
Purchases
3/18/98      British Pound                19,000      $  31,759      $  31,778          $      19
5/1/98       British Pound                23,092         38,634         38,622                (12)
5/19/98      Hong Kong Dollar         15,000,000      1,935,909      1,935,859                (50)
5/04/98      Singapore Dollar             36,574         23,000         23,097                 97
Sales
5/19/98      Hong Kong Dollar         15,000,000      1,921,107      1,935,609            (14,502)
-------      ------------------       ----------      ---------      ---------          ---------

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

Note 7: Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:



                                                        Mentor Perpetual International Portfolio
                                                      Six Months                        Period Ended
                                                     Ended 4/30/98                      10/31/97 (a)
                                                Shares            Dollar           Shares          Dollar
                                           ---------------   ---------------   -------------   --------------
Class A:
Shares sold                                      782,200     $11,361,460         2,446,508      $35,229,362
Shares issued upon reinvestment of
 distributions                                     9,140         126,953                 -                -
Shares redeemed                               (3,266,611)     (3,266,611)          (44,970)        (656,144)
                                              ----------     ------------        ---------      -----------
Change in net assets from capital share
 transactions                                 (2,475,271)    $ 8,221,802         2,401,538      $34,573,218
                                              ----------     ------------        ---------      -----------
Class B:
Shares sold                                      976,695     $14,509,740         1,423,996      $20,841,823
Shares issued upon reinvestment of
 distributions                                     5,519          76,500                 -                -
Shares redeemed                                 (149,591)     (2,144,100)          (21,487)        (307,588)
                                              ----------     ------------        ---------      -----------
Change in net assets from capital share
 transactions                                    832,623     $12,442,140         1,402,509      $20,534,235
                                              ----------     ------------        ---------      -----------
Class E: (b)
Shares sold                                      148,023     $ 2,003,286                 -                -
Shares redeemed                                        -               -                 -                -
                                              ----------     ------------        ---------      -----------
Change in net assets from capital share
 transactions                                    148,023     $ 2,003,286                 -                -
                                              ----------     ------------        ---------      -----------

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

Note 7: Capital Share Transactions (continued)



                                            Mentor Perpetual International Portfolio
                                            Six Months                Period Ended
                                          Ended 4/30/98                 10/31/97
                                       Shares       Dollar        Shares         Dollar
                                      --------   -----------   -----------   -------------
Class Y (Institutional Class):
Shares sold                              75       $  1,050       444,362      $6,032,071
Shares issued upon reinvestment of
 distributions                        4,993         69,600         3,002          36,772
Shares redeemed                       (361)         (4,951)       (8,616)       (123,700)
                                      -----       --------       -------      ----------
Change in net assets from capital
 share transactions                   4,707       $ 65,699       438,748      $5,945,143
                                      -----       --------       -------      ----------

(a) For the period from December 27, 1996 (commencement of operations) to October 31, 1997. (b) For the period from January 16, 1998 (commencement of operations) to April 30, 1998.


Year 2000

The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of computer software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

Mentor Perpetual International Portfolio
Notes to Financial Statements
(continued)

Additional Information (unaudited)
Mentor Perpetual International Portfolio


Shareholders of the Portfolio considered and acted upon the proposals listed below at a special meeting of shareholders held Monday December 22, 1997. In addition, below each proposals are the results of that vote.



1.     To elect the following Trustees:
                                           Affirmative     Withheld
       Daniel J. Ludeman                    3,586,225       13,594
       Troy A. Peery, Jr.                   3,586,225       13,594
       Arnold H. Dreyfuss                   3,586,225       13,594
       Thomas F. Keller                     3,586,225       13,594
       Peter J. Quinn, Jr.                  3,586,225       13,594
       Louis W. Moelchert, Jr.              3,586,225       13,594
       Arch T. Allen, III                   3,586,225       13,594
       Weston E. Edwards                    3,586,225       13,594
       Jerry R. Barrentine                  3,586,225       13,594
       J. Garnett Nelson                    3,586,225       13,594

2. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC to take effect upon the merger of Wheat First Butcher Singer, Inc., with First Union Corporation:
        Affirmative                                                  3,542,253
        Against                                                         12,231
        Abstain                                                         45,335
3. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC in contemplation of the potential acquisition of an additional interest in Mentor Investment Group, LLC by EVEREN Securities Holdings, Inc.:
        Affirmative                                                  3,539,883
        Against                                                         10,994
        Abstain                                                         48,942

Trustees
Daniel J. Ludeman, Trustee & Chairman
      Chairman and Chief Executive Officer
      Mentor Investment Group, LLC


Arch T. Allen III, Trustee
      Attorney at Law
      Allen & Moore, LLP


Jerry R. Barrentine, Trustee
      President
      J.R. Barrentine & Associates


Arnold H. Dreyfuss, Trustee
      Former Chairman & Chief Executive Officer
      Hamilton Beach/Proctor-Silex, Inc.


Weston E. Edwards, Trustee
      President
      Weston Edwards & Associates


Thomas F. Keller, Trustee
      Former Dean, Fuqua School of Business
      Duke University


Louis W. Moelchert, Jr., Trustee
      Vice President for Business & Finance
      University of Richmond


J. Garnett Nelson, Trustee
      Consultant
      Mid-Atlantic Holdings, LLC


Troy A. Peery, Jr., Trustee
      President
      Heilig-Meyers Company


Peter J. Quinn, Jr., Trustee
      Managing Director
      Mentor Investment Group, LLC


Officers
Paul F. Costello, President
      Managing Director
      Mentor Investment Group, LLC

Terry L. Perkins, Treasurer
      Senior Vice President
      Mentor Investment Group, LLC


Geoffrey B. Sale, Secretary
      Associate Vice President
      Mentor Investment Group, LLC

Michael A. Wade, Assistant Treasurer
      Vice President
      Mentor Investment Group, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE


                           Mentor Institutional Trust



                                Mentor Perpetual
                            International Portfolio




                     -------------------------------------
                               SEMI-ANNUAL REPORT
                     -------------------------------------
                                 April 30, 1998


                         [MENTOR INVESTMENT GROUP LOGO]